Fair Value Measurements (Financial Assets Measured at Fair Value on a Recurring Basis) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities available-for-sale:
Fair value, securities	$ 206,461,063	$ 197,079,925
Mortgage servicing rights	1,217,931	1,398,396	930,760	727,240
Total recurring	207,678,994	198,478,321
Nonrecurring:
Assets measured on a nonrecurring basis	3,410,498	3,288,372
Fair Value, Inputs, Level 1 [Member]
Securities available-for-sale:
Total recurring	1,005,055
Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Total recurring	202,920,191	197,079,925
Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Mortgage servicing rights	1,217,931	1,398,396
Total recurring	3,753,748	1,398,396
Nonrecurring:
Assets measured on a nonrecurring basis	3,410,498	3,288,372
Impaired Loans [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	2,874,499	2,620,418
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	2,874,499	2,620,418
Other Real Estate Owned [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	535,999	667,954
Other Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Nonrecurring:
Assets measured on a nonrecurring basis	535,999	667,954
U.S. Government Agencies Debt Securities [Member]
Securities available-for-sale:
Fair value, securities	9,537,052	12,333,009
U.S. Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	9,537,052	12,333,009
U.S. States and Political Subdivisions Debt Securities [Member]
Securities available-for-sale:
Fair value, securities	58,098,524	66,540,342
U.S. States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	55,562,707	66,540,342
U.S. States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available-for-sale:
Fair value, securities	2,535,817
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available-for-sale:
Fair value, securities	137,818,544	117,471,538
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	137,818,544	117,471,538
Other Available-for-Sale Securities [Member]
Securities available-for-sale:
Fair value, securities	1,006,943	735,036
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available-for-sale:
Fair value, securities	1,005,055
Other Available-for-Sale Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available-for-sale:
Fair value, securities	$ 1,888	$ 735,036